Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Tax Preferential Policies

A summary of the main PRC entities that subject to tax preferential policies for the year ended December 31, 2020 is as follows:

PRC entities	Chinese EIT rate	Qualification for preferential tax rate
CFO Genius	Preferential tax rate of 15% from 2018 to 2020.	HNTE
CFO Tibet	Preferential tax rate of 9% from 2015 to 2017 and 15% thereafter	Preferential tax rate for enterprises in Tibet, China
Tibet Lieqian Network Technology Co., Ltd	Preferential tax rate of 15% from 2018 and thereafter	Preferential tax rate for enterprises in Tibet, China

Schedule of Income Tax Expense (Benefit)	Income tax expense (benefit) was as follows:
	December 31,
	2018	2019	2020
Current	$(169,033)	$(144,087)	$(203,052)
Deferred	116,254	(72,770)	385,654
Total	$(52,779)	$(216,857)	$182,602

Schedule of Principal Components of Deferred Income Taxes

The principal components of deferred income taxes were as follows:

	December 31,
	2019	2020
Deferred tax assets:
Deferred revenue	$1,307,149	$1,870,119
Accrued expenses and other liabilities	73,693	(141,117)
Net operating loss carrying forwards	27,126,541	28,092,663
	28,507,383	29,821,665
Less: valuation allowance	(27,126,541)	(27,960,695)
Total deferred tax assets	$1,380,842	$1,860,971
Deferred tax liabilities:
Account receivable and other assets	(1,922)	(2,055)
Intangible assets	(12,289)	(10,492)
Total deferred tax liabilities	$(14,211)	$(12,547)

Schedule of Reconciliation Between Total Income Tax Expense

Reconciliation between total income tax expense and the amount computed by applying the PRC EIT statutory rate to income before income taxes is as follows:

	Years ended December 31,
	2018	2019	2020
Loss before tax	$(22,417,716)	$(12,526,891)	$(11,532,810)
Income tax benefits calculated at 25%	(5,604,429)	(3,131,723)	(2,883,202)
Effect of PRC preferential tax rates and tax holiday	11,750	(49,582)	(53,048)
Effect of income tax rate difference in other jurisdictions	(652,330)	71,057	286,347
Non-deductible expenses	2,014,345	886,418	1,219,063
Non-taxable income	(929,875)	(353,790)	(358,045)
Change in valuation allowance	1,612,806	714,281	834,153
Expiration of NOL	3,600,512	2,080,196	772,130
Income tax expense	$52,779	$216,857	$(182,602)